Financial instruments - Interest Rate Risk (Details) $ in Thousands	Sep. 30, 2019 CAD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CAD ($)
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Assets	$ 12,621,746		$ 11,919,066
Interest rate risk
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Receive Rate	4.99%	4.99%
Interest rate swaps | Interest rate risk
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Notional amount		$ 250,000,000
Pay Rate	3.26%	3.26%
Interest rate swaps | At fair value | Interest rate risk
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Assets	$ 1,380		$ (12,326)